Vessel Revenue, net and Voyage Expenses	6 Months Ended
Jun. 30, 2024
Vessel Revenue, net and Voyage Expenses [Abstract]
Vessel Revenue, net and Voyage Expenses
11.	Vessel Revenue, net and Voyage Expenses:

The following table presents the Company’s income statement figures derived from time charters for the six-month periods ended June 30, 2024 and 2023:

	June 30, 2024	June 30, 2023
Vessel revenues from time charters, net of commissions	23,041	12,832
Total	23,041	12,832

Account receivables trade of $1,489 and $252 as of June 30, 2024 and December 31, 2023, respectively, relate to time charters.

Deferred revenue represents cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date. Deferred revenue as of June 30, 2024 and December 31, 2023 was $416 and $486 and relates entirely to ASC 842. As of June 30, 2024 and December 31, 2023, an amount of $2 and $41, respectively included in “Deferred revenue” and related to time charter arrangements was treated as lease modification and not accounted for as separate contract.

Charterers individually accounting for more than 10% of revenues for the six-month periods ended June 30, 2024 and 2023 were:

Customer	2024	2023
A	35%	15%
B	17%	10%
C	14%	-
D	12%	26%
E	-	33%
Total	78%	84%

Voyage Expenses

The following table presents the Company’s statement of operations’ figures derived from time charters and for unfixed periods for the period from for the six-month periods ended June 30, 2024 and 2023:

	June 30, 2024	June 30, 2023
Voyage expenses from time charters	705	669
Voyage expenses for unfixed periods	273	480
Total	978	1,149